                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:         811-21074

Exact Name of Registrant
(as specified in charter): Cohen & Steers Premium Income Realty Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments

--------------------------------------------------------------------------------
                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD(a)
                                                  ---------   ------------   ------------
EQUITIES                                140.84%(b)
  COMMON STOCK                          123.26%
    DIVERSIFIED                          14.36%
         Capital Trust -- Class A...............     66,200   $  1,926,420       6.19%
         Colonial Properties Trust..............    514,400     20,689,168       6.66
         Crescent Real Estate Equities Co. .....  1,237,400     19,476,676       9.53
         iStar Financial........................    336,800     13,886,264       6.77
         Vornado Realty Trust...................    640,700     40,159,076       4.53
                                                              ------------
                                                                96,137,604
                                                              ------------
    HEALTH CARE                          16.28%
         Health Care Property Investors.........  1,065,800     27,710,800       6.42
         Health Care REIT.......................    555,800     19,564,160       6.82
         LTC Properties.........................    307,800      5,506,542       6.71
         Nationwide Health Properties...........  1,009,400     20,945,050       7.13
         Ventas.................................  1,358,800     35,220,096       5.02
                                                              ------------
                                                               108,946,648
                                                              ------------
    HOTEL                                 2.90%
         Hospitality Properties Trust...........    406,400     17,267,936       6.78
         Strategic Hotel Capital................    157,900      2,134,808       6.51
                                                              ------------
                                                                19,402,744
                                                              ------------
    INDUSTRIAL                            3.25%
         First Industrial Realty Trust..........    590,200     21,778,380       7.43
                                                              ------------
    MORTAGE                               2.37%
         Newcastle Investment Corp. ............    516,937     15,869,966       7.82
                                                              ------------
    OFFICE                               36.85%
         Arden Realty...........................    937,400     30,540,492       6.20
         BioMed Realty Trust....................     58,900      1,036,051       6.14
         Boston Properties......................    233,600     12,939,104       4.69
         Brandywine Realty Trust................  1,021,000     29,078,080       6.18
         CarrAmerica Realty Corp................    848,500     27,745,950       6.12
         Equity Office Properties Trust.........  1,472,600     40,128,350       7.34
         HRPT Properties Trust..................    639,600      7,029,204       7.64
         Highwoods Properties...................    559,200     13,761,912       6.91
         Kilroy Realty Corp.....................    114,100      4,339,223       5.21
         Mack-Cali Realty Corp..................    846,400     37,495,520       5.69
         Maguire Properties.....................    507,800     12,344,618       6.58
         Prentiss Properties Trust..............    840,400     30,254,400       6.22
                                                              ------------
                                                               246,692,904
                                                              ------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on the fund net assets.

--------------------------------------------------------------------------------
                                       2





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--------------------------------------------------------------------------------
                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD
                                                  ---------   ------------   ------------
    OFFICE/INDUSTRIAL                    10.04%
         Liberty Property Trust.................    836,800   $ 33,338,112       6.12%
         Mission West Properties................    869,400      8,998,290       9.28
         Reckson Associates Realty Corp.........    865,500     24,883,125       5.91
                                                              ------------
                                                                67,219,527
                                                              ------------
    RESIDENTIAL                          17.92%
       APARTMENT                         17.46%
         AMLI Residential Properties Trust......     65,000      1,985,750       6.28
         Archstone-Smith Trust..................    976,500     30,896,460       5.44
         AvalonBay Communities..................    374,100     22,528,302       4.65
         Camden Property Trust..................    507,200     23,432,640       5.50
         Gables Residential Trust...............    466,500     15,930,975       7.06
         Home Properties........................    303,100     11,990,636       6.27
         Mid-America Apartment Communities......    258,800     10,080,260       6.01
                                                              ------------
                                                               116,845,023
                                                              ------------
       MANUFACTURED HOME                  0.46%
         Affordable Residential Communities.....    212,400      3,101,040       8.56
                                                              ------------
         TOTAL RESIDENTIAL......................               119,946,063
                                                              ------------
    SELF STORAGE                          0.42%
         Sovran Self Storage....................     71,500      2,801,370       6.18
                                                              ------------
    SHOPPING CENTER                      18.56%
       COMMUNITY CENTER                   6.04%
         Cedar Shopping Centers.................    180,000      2,511,000       6.45
         Heritage Property Investment Trust.....    385,800     11,253,786       7.20
         Kramont Realty Trust...................    230,500      4,287,300       6.99
         New Plan Excel Realty Trust............    189,400      4,735,000       6.60
         Ramco-Gershenson Properties Trust......    652,600     17,672,408       6.20
                                                              ------------
                                                                40,459,494
                                                              ------------
       REGIONAL MALL                     12.52%
         CBL & Associates Properties............     64,200      3,912,990       4.76
         Glimcher Realty Trust..................    594,700     14,451,210       7.90
         Macerich Co............................    609,800     32,496,242       4.58
         Mills Corp.............................    635,000     32,937,450       4.59
                                                              ------------
                                                                83,797,892
                                                              ------------
         TOTAL SHOPPING CENTER..................               124,257,386
                                                              ------------

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                                       3

--------------------------------------------------------------------------------
                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD
                                                  ---------   ------------   ------------
    SPECIALTY                             0.31%
         American Campus Communities............    111,900   $  2,076,864       7.27%
                                                              ------------
              TOTAL COMMON STOCK (Identified
                cost -- $599,227,541)...........               825,129,456
                                                              ------------
  PREFERRED STOCK                        17.58%
    DIVERSIFIED                           1.94%
         Colonial Properties Trust, 8.125%,
            Series D............................    190,300      5,025,823       7.69
         Crescent Real Estate Equities Co.,
            6.75%, Series A (Convertible).......     10,900        231,189       7.97
         Crescent Real Estate Equities Co.,
            9.50%, Series B.....................    137,400      3,737,280       8.75
         iStar Financial, 7.80%, Series F.......    100,000      2,522,000       7.73
         iStar Financial, 7.65%, Series G.......     60,000      1,500,000       7.64
                                                              ------------
                                                                13,016,292
                                                              ------------
    HEALTH CARE                           0.78%
         Health Care REIT, 7.625%, Series F.....    147,900      3,660,525       7.72
         Omega Healthcare Investors, 8.375%,
            Series D............................     60,000      1,563,000       8.02
                                                              ------------
                                                                 5,223,525
                                                              ------------
    HOTEL                                 1.98%
         Equity Inns, 8.75%, Series B...........    180,000      4,752,000       8.30
         FelCor Lodging Trust, $1.95, Series A
            (Convertible).......................     26,500        641,300       8.06
         FelCor Lodging Trust, 9.00%,
            Series B............................     25,100        642,560       8.79
         Host Marriott Corp., 10.00%,
            Series B............................     69,100      1,804,892       9.57
         Host Marriott Corp., 10.00%,
            Series C............................     99,200      2,670,464       9.29
         Host Marriott Corp., 8.875%,
            Series E............................     40,000      1,102,400       8.06
         Host Marriott Financial Trust, 6.75%,
            (QUIPS) (Convertible)(a)............     17,300        925,550       6.32
         LaSalle Hotel Properties, 10.25%,
            Series A............................     25,400        708,660       9.18
                                                              ------------
                                                                13,247,826
                                                              ------------
    INDUSTRIAL                            0.01%
         ProLogis, 8.54%, Series C..............        980         56,013       7.47
                                                              ------------

-----------------
(a) QUIPS Quarterly Income Preferred Securities

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD
                                                  ---------   ------------   ------------
    MORTGAGE                              0.45%
         Newcastle Investment Corp., 9.75%,
            Series B............................    111,300   $  2,992,857       9.07%
                                                              ------------
    OFFICE                                3.23%
         Alexandria Real Estate Equities,
            9.10%, Series B.....................      2,000         54,040       8.44
         Cousins Properties, Inc., 7.75%,
            Series A............................     87,660      2,260,751       7.52
         HRPT Properties Trust, 8.75%,
            Series B............................    400,000     10,908,000       8.03
         Highwoods Properties, 8.625%,
            Series A............................      2,679      2,794,532       8.27
         Highwoods Properties, 8.00%,
            Series D............................     37,000        923,150       8.02
         Maguire Properties, 7.625%,
            Series A............................     90,500      2,253,450       7.67
         SL Green Realty Corp., 7.625%,
            Series C............................     94,000      2,409,220       7.45
                                                              ------------
                                                                21,603,143
                                                              ------------
    OFFICE/INDUSTRIAL                     0.09%
         Reckson Associates Realty Corp.,
            7.625%, Series A....................     23,338        610,055       7.31
                                                              ------------
    RESIDENTIAL -- APARTMENT              0.70%
         Apartment Investment & Management Co.,
            9.375%, Series G....................      2,500         66,650       8.78
         Apartment Investment & Management Co.,
            10.10%, Series Q....................      5,800        153,700       9.55
         Apartment Investment & Management Co.,
            10.00%, Series R....................        100          2,667       9.37
         Mid-America Apartment Communities,
            8.30%, Series H.....................    120,800      3,113,016       8.07
         Post Properties, 8.50%, Series A.......     12,000        699,540       7.38
         United Dominion Realty Trust, 8.60%,
            Series B............................     25,000        676,000       7.95
                                                              ------------
                                                                 4,711,573
                                                              ------------
    SHOPPING CENTER                       8.10%
       COMMUNITY CENTER                   1.20%
         Developers Diversified Realty Corp.,
            8.60%, Series F.....................     23,200        621,760       8.02
         Federal Realty Investment Trust,
            8.50%, Series B.....................     20,000        541,200       7.84
         Ramco-Gershenson Property Trust,
            9.50%, Series B.....................    189,100      5,124,610       8.78
         Urstadt Biddle Properties, 8.50%,
            Series C............................     16,000      1,748,000       7.78
                                                              ------------
                                                                 8,035,570
                                                              ------------

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD
                                                  ---------   ------------   ------------
       FREE STANDING                      0.46%
         Commercial Net Lease Realty, 9.00%,
            Series A............................    100,500   $  2,738,625       8.26%
         Realty Income Corp., 7.375%,
            Series D............................     13,300        347,795       7.04
                                                              ------------
                                                                 3,086,420
                                                              ------------
       OUTLET CENTER                      0.64%
         Chelsea Property Group, 8.375%,
            Series A............................     70,800      4,265,700       6.95
                                                              ------------
       REGIONAL MALL                      5.80%
         CBL & Associates Properties, 7.75%,
            Series C............................    145,200      3,805,692       7.40
         Glimcher Realty Trust, 8.75%,
            Series F............................     40,000      1,059,600       8.27
         Glimcher Realty Trust, 8.125%,
            Series G............................     80,000      2,036,000       7.98
         Mills Corp., 9.00%, Series B(a)........    714,100     19,409,238       8.28
         Mills Corp., 9.00%, Series C...........    140,000      3,850,000       8.18
         Mills Corp., 8.75%, Series E...........     80,000      2,160,000       8.11
         Pennsylvania Real Estate Investment
            Trust, 11.00%, Series A.............     98,300      5,848,850       9.24
         Taubman Centers, 8.30%, Series A.......     25,000        643,000       8.09
                                                              ------------
                                                                38,812,380
                                                              ------------
         TOTAL SHOPPING CENTER..................                54,200,070
                                                              ------------
    SPECIALTY                             0.30%
         Capital Automotive REIT, 7.50%,
            Series A............................     80,000      2,032,000       7.40
                                                              ------------
              TOTAL PREFERRED STOCK
                (Identified
                cost -- $109,366,646)...........               117,693,354
                                                              ------------
              TOTAL EQUITIES
                (Identified
                cost -- $708,594,187)...........               942,822,810
                                                              ------------

-------------------
(a) 77,000 shares segregated as collateral for the interest rate swap transactions.

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                                       6

--------------------------------------------------------------------------------
                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                    ----------   -------------
CORPORATE BOND                              1.84%
         HMH Properties, 7.875%, due 8/1/08......   $1,017,000   $   1,051,324
         Host Marriott, LP, 9.50%, due 1/15/07...    5,000,000       5,562,500
         Ventas Realty, LP, 9.00%, due 5/1/12....    5,000,000       5,725,000
                                                                 -------------
              TOTAL CORPORATE BOND
               (Identified cost -- $10,779,580)..                   12,338,824
                                                                 -------------
COMMERCIAL PAPER                            0.32%
         State Street Corp., 1.40%, due 10/01/04
            (Identified cost -- $2,112,000)......    2,112,000       2,112,000
                                                                 -------------

TOTAL INVESTMENTS (Identified cost --
     $721,485,767)....................... 143.00%                  957,273,634(a)
OTHER ASSETS IN EXCESS OF LIABILITIES....   0.47%                    3,113,838
LIQUIDATION VALUE OF TAXABLE AUCTION
  MARKET PREFERRED SHARES: SERIES M,
  SERIES T, SERIES TH, AND SERIES F
  (Equivalent to $25,000 per share
  based on 2,400 shares outstanding
  for Series M, Series T, Series TH
  and Series F).......................... (35.85)%                (240,000,000)
LIQUIDATION VALUE OF AUCTION MARKET
  PREFERRED SHARES: SERIES M28
  (Equivalent to $25,000 based on
  2,040 shares outstanding)..............  (7.62)%                 (51,000,000)
                                          ------                 -------------
NET ASSETS APPLICABLE TO COMMON SHARES
  (Equivalent to $21.13 per share based
  on 31,681,637 shares of capital stock
  outstanding)........................... 100.00%                $ 669,387,472
                                          ------                 -------------
                                          ------                 -------------

-------------------
(a) At September 30, 2004, net unrealized appreciation was $235,787,867 based on cost for federal income tax purposes of $721,485,767. This consisted of aggregate gross unrealized appreciation on investments of $236,913,977 and aggregate gross unrealized depreciation on investments of $1,126,110.

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

NOTE 1. INVESTMENTS IN INTEREST RATE SWAPS

    The fund has entered into interest rate swap transactions with Merrill Lynch Derivative Products, UBS AG, Banc of America Securities and Royal Bank of Canada. Under the agreements, the fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal values of the swaps. The fund has segregated 77,000 shares of Mills Corp., 9.00%, Series B as collateral for the interest rate swap transactions. Details of the interest rate swap transactions as of September 30, 2004 are as follows:

                                                                                                    UNREALIZED
                                    NOTIONAL                 FLOATING RATE(a)                      APPRECIATION/
          COUNTERPARTY               AMOUNT     FIXED RATE   (RESET MONTHLY)   TERMINATION DATE   (DEPRECIATION)
---------------------------------  -----------  ----------   ---------------   ----------------   --------------
Banc of America Securities.......  $11,850,000    3.215%         1.670%        October 2, 2008     $   106,303
Merrill Lynch Derivative
  Products.......................  $38,000,000    2.930%         1.811%        October 18, 2005       (188,388)
Merrill Lynch Derivative
  Products.......................  $38,000,000    3.660%         1.811%        October 18, 2007       (447,764)
Merrill Lynch Derivative
  Products.......................  $38,000,000    4.160%         1.811%        October 18, 2009       (702,561)
RBC Bank of Canada...............  $11,850,000    3.680%         1.827%        October 22, 2008        (91,859)
UBS AG...........................  $22,000,000    2.920%         1.811%        October 18, 2005       (110,480)
UBS AG...........................  $22,000,000    3.642%         1.811%        October 18, 2007       (254,646)
UBS AG...........................  $22,000,000    4.165%         1.811%        October 18, 2009       (422,417)
                                                                                                   -----------
                                                                                                   $(2,111,812)
                                                                                                   -----------
                                                                                                   -----------

-------------------
(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2004.

--------------------------------------------------------------------------------
                                       8

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
    Name: Robert H. Steers
    Title: Chairman

    Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert H. Steers                 By:  /s/ Martin Cohen
    ----------------------------------        ----------------------------------
    Name:  Robert H. Steers                   Name:  Martin Cohen
    Title: Chairman, Secretary and            Title: President, Treasurer and
           principal executive officer               principal financial officer

    Date: November 29, 2004


                                       10